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BRANDES
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Brandes International Small Cap Equity Fund
Brandes Emerging Markets Value Fund

Supplement dated June 28, 2016 to the
 Summary Prospectuses and Statutory Prospectus dated February 1, 2016

Effective immediately, the Class R6 Shares for the Brandes International Small Cap Equity Fund are available for purchase.

Effective July 11, 2016, the Class R6 Shares for the Brandes Emerging Markets Value Fund will be available for purchase.

Please retain this Supplement with the Summary Prospectuses and Statutory Prospectus.